Annual Total Returns[BarChart] - Invesco Dynamic Food and Beverage ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.23%	5.60%	33.38%	17.37%	6.83%	5.92%	1.57%	(10.78%)	17.06%	5.56%